Contingencies and related obligations (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Scottish Amicable Insurance Fund | Pension products with guaranteed annuity rates at retirement
Disclosure of other provisions [line items]
Provision for guaranteed annuities	£ 361	£ 503
UK with-profits fund | Guaranteed annuities
Disclosure of other provisions [line items]
Provision for guaranteed annuities	£ 49	£ 53